Trade and other receivables - Movement in the provision for impairment of trade receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements on the provisions for impairment of trade receivables
Balance at beginning of year	$ 7	$ 8
Provision for receivables impairment	4
Receivables written off during the year as uncollectible		(1)
Net remeasurement of loss allowance	(7)
Balance at end of year	$ 4	$ 7